Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,764	$ 4,041
Deferred tax liabilities	3,234	3,472
Charged/(credited) to the income statement	81	1,445	$ (188)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,717)	(2,756)
Deferred tax liabilities	1,444	1,356
Charged/(credited) to the income statement	(951)	(752)	391
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	449	492
Charged/(credited) to the income statement	43	51	(22)
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	310	321
Deferred tax liabilities	(6)	(2)
Charged/(credited) to the income statement	14	31	(37)
Closure and rehabilitation provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,671	1,627
Deferred tax liabilities	(203)	(194)
Charged/(credited) to the income statement	(53)	218	(151)
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	431	468
Deferred tax liabilities	1,112	1,328
Charged/(credited) to the income statement	(179)	(194)	(189)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	144	141
Deferred tax liabilities	(1)	(2)
Charged/(credited) to the income statement	(2)	(11)	14
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24	21
Deferred tax liabilities	(5)
Charged/(credited) to the income statement	(9)	(13)	3
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(416)	(374)
Deferred tax liabilities	286	272
Charged/(credited) to the income statement	56	(119)	(77)
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	412	546
Deferred tax liabilities	600	691
Charged/(credited) to the income statement	70	615	(17)
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(97)	(120)
Deferred tax liabilities	(6)	16
Charged/(credited) to the income statement	(45)	(20)	(77)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,611	3,758
Charged/(credited) to the income statement	1,147	1,595	(381)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(58)	(83)
Deferred tax liabilities	13	7
Charged/(credited) to the income statement	$ (10)	$ 44	$ 355